Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2018	Jun. 30, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Up-front milestone receivable recognized during the period		$ 20,000
Amount recognized as revenue in the period	$ (10,000)	(10,000)
Balance as of the end of the period	$ 10,000	$ 10,000